Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 72	$ 206
Less: accumulated depreciation		(67)	(193)
Property and equipment, net	$ 4	5	13
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		72	167
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 39